SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

Cash distribution

On February 15, 2018, PBF GP’s board of directors announced a cash distribution, based on the results of the fourth quarter of 2017, of $0.4850 per unit. The distribution is payable on March 14, 2018 to PBFX unitholders of record at the close of business on February 28, 2018.